Intangible Assets and Goodwill (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Intangible Assets

The Company’s intangible assets as of December 31, 2013 consist of customer relationships acquired in the Merger, which are amortized over their estimated life of six years, using the straight-line method, as follows (in thousands):

Customer relationships	$1,453
Accumulated amortization	(120)

Total	$1,333

Schedule of Future Amortization of Amortizable Intangible Assets

The estimated future amortization of amortizable intangible assets over the remaining weighted average useful life of 5.5 years is as follows (in thousands):

Years ended December 31,
2014	$242
2015	242
2016	242
2017	242
2018	242
Thereafter	123

$1,333

Patents [Member]
Schedule of Intangible Assets	Patents as of December 31, 2013 and 2012 are as follows:

	As of December 31,
	(In thousands)
	2013	2012
Patents	$18,052	$18,052
Less: accumulated amortization	(18,052)	(18,052)

Total	$—	$—